10. Financial instruments (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ (30,543,272)	$ (36,109,122)
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities	30,543,272	50,300,163
Interest expense
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(6,739,597)	(7,639,617)	$ (3,947,849)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(6,739,597)	(7,639,617)	(3,947,849)
Exchange differences
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(5,846,670)	(8,451,756)	(1,219,638)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(5,846,670)	(8,451,756)	(1,219,638)
Other financial results
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(1,299)	(132,393)	(121,289)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(1,299)	(132,393)	(121,289)
Total
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(12,602,566)	(16,223,766)	(5,288,776)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	$ (12,602,566)	$ (16,223,766)	$ (5,288,776)